OTHER PROVISIONS - Schedule of movement of provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Provisions [Roll Forward]
Opening balance	$ 941,808	$ 942,537	$ 740,453
Increase in provisions	448,338	449,406	687,558
Provision used	(92,729)	(70,844)	(63,087)
Difference by subsidiaries conversion	(143,057)	(69,563)	28,655
Reversal of provision	(508,907)	(310,118)	(434,609)
Exchange difference	(7,386)	390	(16,433)
Closing balance	638,067	941,808	942,537
Legal claims
Other Provisions [Roll Forward]
Opening balance	939,331	940,140	731,153
Increase in provisions	448,338	449,406	687,558
Provision used	(92,729)	(70,844)	(63,087)
Difference by subsidiaries conversion	(143,057)	(69,563)	28,655
Reversal of provision	(508,907)	(310,118)	(427,979)
Exchange difference	(7,236)	310	(16,160)
Closing balance	635,740	939,331	940,140
European Commission Investigation
Other Provisions [Roll Forward]
Opening balance	2,477	2,397	9,300
Increase in provisions	0	0	0
Provision used	0	0	0
Difference by subsidiaries conversion	0	0	0
Reversal of provision	0	0	(6,630)
Exchange difference	(150)	80	(273)
Closing balance	$ 2,327	$ 2,477	$ 2,397